Contributed equity - Summary of Information about Shares Reserved for Employee Share Plans (Details) - Employee share plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of shares
Beginning balance (in shares)	3,080,842	2,140,927	1,873,777
Purchases during the year (in shares)	5,700,372	4,293,699	2,332,121
Vested/allocated during the year (in shares)	(3,497,764)	(3,353,784)	(2,064,971)
Ending balance (in shares)	5,283,450	3,080,842	2,140,927
Average price of shares reserved for issuance
Beginning balance	$ (58)	$ (49)	$ (38)
Purchases during the year	(88)	(81)	(57)
Vested/allocated during the year	64	72	46
Ending balance	$ (82)	$ (58)	$ (49)